Investment Strategy	May 31, 2026
Federated Hermes International Equity Fund
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund primarily invests in a portfolio of equity securities that are tied economically to a number of countries throughout the world, and typically invests in three or more countries outside of the United States (U.S.).The Fund has broad discretion to invest in issuers located or doing business throughout the world, including in both developed and emerging markets. The Fund targets a limit of a 10% overweight position to developing or emerging markets (the countries within the Americas, Europe, the Middle East, Africa, Asia and Australasia not represented in the MSCI World Index as developed markets) as compared to the exposure of the MSCI ACWI ex USA Index to such countries. More than 25% of the Fund’s assets may be invested in the equity securities of issuers located in the same country. The Fund may invest in companies of any capitalization. The Fund’s investments in equity securities may include, for example, common stocks, American Depositary Receipts or other U.S. listings of foreign common stocks and other mutual funds. The Fund may use other mutual funds, closed-end funds and derivative instruments to gain broad exposure to markets and/or a particular index, including, but not limited to, Federated Hermes International Growth Fund (the “Underlying Fund”), an open-end mutual fund advised by the Fund’s investment adviser, Federated Global Investment Management Corp. (the “Adviser”), using the same portfolio management team and strategies as the Fund’s International Growth Component (as defined below). It is expected that the Fund’s investment in the Underlying Fund will be a substantial portion of the Fund’s International Growth Component (as defined below). Derivative instruments include, but are not limited to, financial futures, as well as currency futures and currency forward contracts. The Fund may use derivative contracts to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative instruments in an attempt to benefit from changes in the value of the underlying investment(s), to obtain premiums from the sale of derivative contracts, to realize gains from trading a derivative contract or to hedge against potential losses. There can be no assurance that the Fund’s use of derivative contracts will work as intended. Derivative investments made by the Fund that provide investment exposure to investments suggested by the Fund’s name are included within the Fund’s 80% policy and are calculated at notional value. As part of the Fund’s principal investment strategy, the Adviser will allocate the Fund’s assets between a growth strategy (“International Growth Component”) and a value strategy (“International Value Component”). The Adviser does not maintain a target allocation of the Fund’s assets between the International Growth Component and International Value Component, and the Fund’s asset allocation will fluctuate from time to time at the Adviser’s discretion. The Adviser considers, among other factors, a company’s valuation, competitive position or growth prospects when deciding whether to buy or sell investments for the Fund’s portfolio.The Fund utilizes an active trading approach. The Adviser may choose to sell a holding when, for example, in the Adviser’s view, it no longer represents an attractive investment or to take advantage of what it considers to be a better investment opportunity.The Fund will invest its assets so that, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) are invested in equity investments. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund primarily invests in a portfolio of equity securities that are tied economically to a number of countries throughout the world, and typically invests in three or more countries outside of the United States (U.S.).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund has broad discretion to invest in issuers located or doing business throughout the world, including in both developed and emerging markets. The Fund targets a limit of a 10% overweight position to developing or emerging markets (the countries within the Americas, Europe, the Middle East, Africa, Asia and Australasia not represented in the MSCI World Index as developed markets) as compared to the exposure of the MSCI ACWI ex USA Index to such countries. More than 25% of the Fund’s assets may be invested in the equity securities of issuers located in the same country. The Fund may invest in companies of any capitalization. The Fund’s investments in equity securities may include, for example, common stocks, American Depositary Receipts or other U.S. listings of foreign common stocks and other mutual funds. The Fund may use other mutual funds, closed-end funds and derivative instruments to gain broad exposure to markets and/or a particular index, including, but not limited to, Federated Hermes International Growth Fund (the “Underlying Fund”), an open-end mutual fund advised by the Fund’s investment adviser, Federated Global Investment Management Corp. (the “Adviser”), using the same portfolio management team and strategies as the Fund’s International Growth Component (as defined below). It is expected that the Fund’s investment in the Underlying Fund will be a substantial portion of the Fund’s International Growth Component (as defined below). Derivative instruments include, but are not limited to, financial futures, as well as currency futures and currency forward contracts. The Fund may use derivative contracts to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative instruments in an attempt to benefit from changes in the value of the underlying investment(s), to obtain premiums from the sale of derivative contracts, to realize gains from trading a derivative contract or to hedge against potential losses. There can be no assurance that the Fund’s use of derivative contracts will work as intended. Derivative investments made by the Fund that provide investment exposure to investments suggested by the Fund’s name are included within the Fund’s 80% policy and are calculated at notional value. As part of the Fund’s principal investment strategy, the Adviser will allocate the Fund’s assets between a growth strategy (“International Growth Component”) and a value strategy (“International Value Component”). The Adviser does not maintain a target allocation of the Fund’s assets between the International Growth Component and International Value Component, and the Fund’s asset allocation will fluctuate from time to time at the Adviser’s discretion. The Adviser considers, among other factors, a company’s valuation, competitive position or growth prospects when deciding whether to buy or sell investments for the Fund’s portfolio.The Fund utilizes an active trading approach. The Adviser may choose to sell a holding when, for example, in the Adviser’s view, it no longer represents an attractive investment or to take advantage of what it considers to be a better investment opportunity.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will invest its assets so that, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) are invested in equity investments.
Class IS and R6 Shares [Member] | Federated Hermes Emerging Markets Equity Fund
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund primarily invests in a portfolio of equity securities of issuers tied economically to emerging market countries (“emerging market issuers”). Emerging market issuers include companies meeting one or more of the following criteria: (i) the principal trading market for the issuer’s securities is in an emerging market country; (ii) the issuer derives at least 50% of its total revenue or profit from goods produced or sold and investments made or services performed in emerging market countries; (iii) the issuer has at least 50% of its assets in emerging market countries; or (iv) the company is organized under the laws of, or has a principal office in, an emerging market country.Emerging market countries include any country designated as an emerging market country in any widely recognized index of emerging market or frontier market securities, such as the MSCI Emerging Markets Index, MSCI ACWI ex USA Index and the MSCI Frontier Markets Index. Emerging markets include frontier markets and most countries in the world other than Australia, Canada, Japan, New Zealand, the United Kingdom, the United States, most of the countries of Western Europe and Hong Kong. “Frontier markets” refers to the markets of smaller, less accessible, but still investable, countries of the developing world. The Fund may make significant investments in issuers located or doing business in a single country or geographic region. The Fund may invest in securities across all market capitalizations, and the Fund may invest a significant portion of its assets in companies of any one particular market capitalization category. Federated Global Investment Management Corp.’s (the “Adviser”) investment process seeks to identify companies with robust and sustainable growth rates, high-quality balance sheets and management teams with clearly defined growth strategies. In allocating the Fund’s assets across geographies, the Adviser uses its proprietary, multi-factor country allocation model to identify and score countries based on factors such as the economic and financial market conditions within each country, specifically economic growth projections, stock market valuation, risk position and stock market momentum. Next, the Adviser applies a bottom-up security selection screen, which scores all stocks with a particular market capitalization based on growth, profitability and momentum factors, to yield a pool of securities for further fundamental analysis and review. The Adviser’s portfolio construction process seeks to combine the best investment candidates within the Adviser’s recommended framework of country allocations and security selections. The Fund may invest in securities denominated in any currency, including U.S. dollars, other developed market currencies, such as the euro, yen and pound sterling, and the currencies of the emerging markets in which the Fund may invest. The Fund may use closed-end funds and derivative instruments to gain exposure to markets, a particular index, or a particular issuer or security. Derivative instruments include, but are not limited to, financial futures, as well as currency futures and currency forward contracts. The Fund typically does not seek to limit its foreign currency exposure, but the Adviser may determine in its discretion to seek to hedge some of its currency exposures back to the U.S. dollar. For example, the Fund may utilize currency forwards to seek to reduce the effect of changes in currency exchange rates on the Fund’s performance, where practical. The Fund may also use exchange-traded futures for the efficient management of cash flows and to gain exposure to the asset classes discussed above. The Fund’s investment strategy may involve, at times, investing a significant portion of its assets in one or more industries or sectors that the Adviser believes hold high potential. To the extent that the Fund focuses its investments in the securities of a particular issuer or companies in a particular country, group of countries, region, market, industry, group of industries, sector, or asset class. The Fund’s exposure to various risks may be heightened, including price volatility and adverse economic, market, political, or regulatory occurrences affecting that issuer, country, group of countries, region, market, industry, group of industries, sector, or asset class. The Fund’s investments in equity securities may include, for example, common and preferred stocks, American Depositary Receipts and Global Depositary Receipts, and other U.S. listings of foreign common stocks. The Fund may use closed-end funds and derivative instruments to gain exposure to markets, a particular index, or a particular issuer or security. The Fund may use derivative contracts to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative instruments in an attempt to benefit from changes in the value of the underlying investment(s), to obtain premiums from the sale of derivative contracts; to realize gains from trading a derivative contract or to hedge against potential losses. There can be no assurance that the Fund’s use of derivative contracts will work as intended. Derivative investments made by the Fund that provide investment exposure to investments suggested by the Fund’s name are included within the Fund’s 80% policy and are calculated at notional value. The Fund will invest its assets so that at least 80% of its net assets (plus any borrowing for investment purposes) are invested in equity securities of emerging market countries. The Fund will notify shareholders at least 60 days in advance of any change in its investment policies. The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate and increase the Fund’s trading costs, which may have an adverse impact on the Fund’s performance. An active trading strategy will likely result in the Fund generating more short-term capital gains or losses. Short-term gains are generally taxed at a higher rate than long-term gains. Any short-term losses are used first to offset short-term gains.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund primarily invests in a portfolio of equity securities of issuers tied economically to emerging market countries (“emerging market issuers”). Emerging market issuers include companies meeting one or more of the following criteria: (i) the principal trading market for the issuer’s securities is in an emerging market country; (ii) the issuer derives at least 50% of its total revenue or profit from goods produced or sold and investments made or services performed in emerging market countries; (iii) the issuer has at least 50% of its assets in emerging market countries; or (iv) the company is organized under the laws of, or has a principal office in, an emerging market country.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Emerging market countries include any country designated as an emerging market country in any widely recognized index of emerging market or frontier market securities, such as the MSCI Emerging Markets Index, MSCI ACWI ex USA Index and the MSCI Frontier Markets Index. Emerging markets include frontier markets and most countries in the world other than Australia, Canada, Japan, New Zealand, the United Kingdom, the United States, most of the countries of Western Europe and Hong Kong. “Frontier markets” refers to the markets of smaller, less accessible, but still investable, countries of the developing world. The Fund may make significant investments in issuers located or doing business in a single country or geographic region. The Fund may invest in securities across all market capitalizations, and the Fund may invest a significant portion of its assets in companies of any one particular market capitalization category. Federated Global Investment Management Corp.’s (the “Adviser”) investment process seeks to identify companies with robust and sustainable growth rates, high-quality balance sheets and management teams with clearly defined growth strategies. In allocating the Fund’s assets across geographies, the Adviser uses its proprietary, multi-factor country allocation model to identify and score countries based on factors such as the economic and financial market conditions within each country, specifically economic growth projections, stock market valuation, risk position and stock market momentum. Next, the Adviser applies a bottom-up security selection screen, which scores all stocks with a particular market capitalization based on growth, profitability and momentum factors, to yield a pool of securities for further fundamental analysis and review. The Adviser’s portfolio construction process seeks to combine the best investment candidates within the Adviser’s recommended framework of country allocations and security selections. The Fund may invest in securities denominated in any currency, including U.S. dollars, other developed market currencies, such as the euro, yen and pound sterling, and the currencies of the emerging markets in which the Fund may invest. The Fund may use closed-end funds and derivative instruments to gain exposure to markets, a particular index, or a particular issuer or security. Derivative instruments include, but are not limited to, financial futures, as well as currency futures and currency forward contracts. The Fund typically does not seek to limit its foreign currency exposure, but the Adviser may determine in its discretion to seek to hedge some of its currency exposures back to the U.S. dollar. For example, the Fund may utilize currency forwards to seek to reduce the effect of changes in currency exchange rates on the Fund’s performance, where practical. The Fund may also use exchange-traded futures for the efficient management of cash flows and to gain exposure to the asset classes discussed above. The Fund’s investment strategy may involve, at times, investing a significant portion of its assets in one or more industries or sectors that the Adviser believes hold high potential. To the extent that the Fund focuses its investments in the securities of a particular issuer or companies in a particular country, group of countries, region, market, industry, group of industries, sector, or asset class. The Fund’s exposure to various risks may be heightened, including price volatility and adverse economic, market, political, or regulatory occurrences affecting that issuer, country, group of countries, region, market, industry, group of industries, sector, or asset class. The Fund’s investments in equity securities may include, for example, common and preferred stocks, American Depositary Receipts and Global Depositary Receipts, and other U.S. listings of foreign common stocks. The Fund may use closed-end funds and derivative instruments to gain exposure to markets, a particular index, or a particular issuer or security. The Fund may use derivative contracts to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative instruments in an attempt to benefit from changes in the value of the underlying investment(s), to obtain premiums from the sale of derivative contracts; to realize gains from trading a derivative contract or to hedge against potential losses. There can be no assurance that the Fund’s use of derivative contracts will work as intended. Derivative investments made by the Fund that provide investment exposure to investments suggested by the Fund’s name are included within the Fund’s 80% policy and are calculated at notional value. The Fund will invest its assets so that at least 80% of its net assets (plus any borrowing for investment purposes) are invested in equity securities of emerging market countries. The Fund will notify shareholders at least 60 days in advance of any change in its investment policies. The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate and increase the Fund’s trading costs, which may have an adverse impact on the Fund’s performance. An active trading strategy will likely result in the Fund generating more short-term capital gains or losses. Short-term gains are generally taxed at a higher rate than long-term gains. Any short-term losses are used first to offset short-term gains.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will invest its assets so that at least 80% of its net assets (plus any borrowing for investment purposes) are invested in equity securities of emerging market countries.
Class IS and R6 Shares [Member] | Federated Hermes International Growth Fund
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund pursues its investment objective to provide long-term capital appreciation by investing primarily in a portfolio of equity securities that are tied economically to a number of countries throughout the world and typically invests in three or more countries outside of the United States (U.S.). The Fund has broad discretion to invest in equity securities of any market capitalization and issuers located or doing business throughout the world, including in both developed and developing or emerging markets. However, the Fund principally invests in companies with a market capitalization in excess of $500 million, and the Fund does not expect to make additional investments in developing or emerging markets if it would cause the Fund to have a greater than 10% overweight position to developing or emerging markets as compared to the exposure of the MSCI ACWI ex Growth USA Index to such markets. The Fund may make significant investments (e.g., more than 25% of the Fund’s portfolio) in issuers located or doing business in a single country. The Fund’s investments in equity securities may include, for example, common stocks, American Depositary Receipts or other U.S. listings of foreign common stocks. The Fund may use closed-end funds and derivative instruments to gain broad exposure to markets and/or a particular index. Derivative instruments include, but are not limited to, financial futures, as well as currency futures and currency forward contracts. For example, the Fund may use derivative contracts to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative instruments in an attempt to benefit from changes in the value of the underlying investment(s), to obtain premiums from the sale of derivative contracts, to realize gains from trading a derivative contract or to hedge against potential losses. There can be no assurance that the Fund’s use of derivatives contracts will work as intended. Federated Global Investment Management Corp.’s (the “Adviser”) investment process seeks to identify companies with robust and sustainable growth rates, high-quality balance sheets, and management teams with clearly defined growth strategies. In allocating the Fund’s assets, the Adviser also incorporates information on the economic and financial market conditions within each country. The Adviser’s proprietary quantitative model drives country allocation, while individual stocks are selected through a qualitative process that incorporates a multi-factor approach to find companies with sustainable growth characteristics. The Adviser seeks to control risk by seeking diversification across sectors and using both fundamental and statistical models to evaluate potential volatility. The Adviser’s portfolio construction process seeks to combine the best investment candidates within the Adviser’s recommended framework of country allocations. The Fund utilizes an active trading approach. The Adviser may choose to sell a holding when, for example, in the Adviser’s view, it no longer represents an attractive investment or to take advantage of what it considers to be a better investment opportunity.Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in growth investments.Growth investments are defined as securities that are either within the MSCI ACWI ex USA Growth Index or with earnings growth characteristics within the range of companies in the MSCI ACWI ex USA Growth Index.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Growth investments are defined as securities that are either within the MSCI ACWI ex USA Growth Index or with earnings growth characteristics within the range of companies in the MSCI ACWI ex USA Growth Index.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund pursues its investment objective to provide long-term capital appreciation by investing primarily in a portfolio of equity securities that are tied economically to a number of countries throughout the world and typically invests in three or more countries outside of the United States (U.S.). The Fund has broad discretion to invest in equity securities of any market capitalization and issuers located or doing business throughout the world, including in both developed and developing or emerging markets. However, the Fund principally invests in companies with a market capitalization in excess of $500 million, and the Fund does not expect to make additional investments in developing or emerging markets if it would cause the Fund to have a greater than 10% overweight position to developing or emerging markets as compared to the exposure of the MSCI ACWI ex Growth USA Index to such markets. The Fund may make significant investments (e.g., more than 25% of the Fund’s portfolio) in issuers located or doing business in a single country. The Fund’s investments in equity securities may include, for example, common stocks, American Depositary Receipts or other U.S. listings of foreign common stocks. The Fund may use closed-end funds and derivative instruments to gain broad exposure to markets and/or a particular index. Derivative instruments include, but are not limited to, financial futures, as well as currency futures and currency forward contracts. For example, the Fund may use derivative contracts to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative instruments in an attempt to benefit from changes in the value of the underlying investment(s), to obtain premiums from the sale of derivative contracts, to realize gains from trading a derivative contract or to hedge against potential losses. There can be no assurance that the Fund’s use of derivatives contracts will work as intended. Federated Global Investment Management Corp.’s (the “Adviser”) investment process seeks to identify companies with robust and sustainable growth rates, high-quality balance sheets, and management teams with clearly defined growth strategies. In allocating the Fund’s assets, the Adviser also incorporates information on the economic and financial market conditions within each country. The Adviser’s proprietary quantitative model drives country allocation, while individual stocks are selected through a qualitative process that incorporates a multi-factor approach to find companies with sustainable growth characteristics. The Adviser seeks to control risk by seeking diversification across sectors and using both fundamental and statistical models to evaluate potential volatility. The Adviser’s portfolio construction process seeks to combine the best investment candidates within the Adviser’s recommended framework of country allocations. The Fund utilizes an active trading approach. The Adviser may choose to sell a holding when, for example, in the Adviser’s view, it no longer represents an attractive investment or to take advantage of what it considers to be a better investment opportunity.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in growth investments.
Class A and C Shares [Member] | Federated Hermes Emerging Markets Equity Fund
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund primarily invests in a portfolio of equity securities of issuers tied economically to emerging market countries (“emerging market issuers”). Emerging market issuers include companies meeting one or more of the following criteria: (i) the principal trading market for the issuer’s securities is in an emerging market country; (ii) the issuer derives at least 50% of its total revenue or profit from goods produced or sold and investments made or services performed in emerging market countries; (iii) the issuer has at least 50% of its assets in emerging market countries; or (iv) the company is organized under the laws of, or has a principal office in, an emerging market country.Emerging market countries include any country designated as an emerging market country in any widely recognized index of emerging market or frontier market securities, such as the MSCI Emerging Markets Index, MSCI ACWI ex USA Index and the MSCI Frontier Markets Index. Emerging markets include frontier markets and most countries in the world other than Australia, Canada, Japan, New Zealand, the United Kingdom, the United States, most of the countries of Western Europe and Hong Kong. “Frontier markets” refers to the markets of smaller, less accessible, but still investable, countries of the developing world. The Fund may make significant investments in issuers located or doing business in a single country or geographic region. The Fund may invest in securities across all market capitalizations, and the Fund may invest a significant portion of its assets in companies of any one particular market capitalization category. Federated Global Investment Management Corp.’s (the “Adviser”) investment process seeks to identify companies with robust and sustainable growth rates, high-quality balance sheets and management teams with clearly defined growth strategies. In allocating the Fund’s assets across geographies, the Adviser uses its proprietary, multi-factor country allocation model to identify and score countries based on factors such as the economic and financial market conditions within each country, specifically economic growth projections, stock market valuation, risk position and stock market momentum. Next, the Adviser applies a bottom-up security selection screen, which scores all stocks with a particular market capitalization based on growth, profitability and momentum factors, to yield a pool of securities for further fundamental analysis and review. The Adviser’s portfolio construction process seeks to combine the best investment candidates within the Adviser’s recommended framework of country allocations and security selections. The Fund may invest in securities denominated in any currency, including U.S. dollars, other developed market currencies, such as the euro, yen and pound sterling, and the currencies of the emerging markets in which the Fund may invest. The Fund may use closed-end funds and derivative instruments to gain exposure to markets, a particular index, or a particular issuer or security. Derivative instruments include, but are not limited to, financial futures, as well as currency futures and currency forward contracts. The Fund typically does not seek to limit its foreign currency exposure, but the Adviser may determine in its discretion to seek to hedge some of its currency exposures back to the U.S. dollar. For example, the Fund may utilize currency forwards to seek to reduce the effect of changes in currency exchange rates on the Fund’s performance, where practical. The Fund may also use exchange-traded futures for the efficient management of cash flows and to gain exposure to the asset classes discussed above. The Fund’s investment strategy may involve, at times, investing a significant portion of its assets in one or more industries or sectors that the Adviser believes hold high potential. To the extent that the Fund focuses its investments in the securities of a particular issuer or companies in a particular country, group of countries, region, market, industry, group of industries, sector, or asset class. The Fund’s exposure to various risks may be heightened, including price volatility and adverse economic, market, political, or regulatory occurrences affecting that issuer, country, group of countries, region, market, industry, group of industries, sector, or asset class. The Fund’s investments in equity securities may include, for example, common and preferred stocks, American Depositary Receipts and Global Depositary Receipts, and other U.S. listings of foreign common stocks. The Fund may use closed-end funds and derivative instruments to gain exposure to markets, a particular index, or a particular issuer or security. The Fund may use derivative contracts to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative instruments in an attempt to benefit from changes in the value of the underlying investment(s), to obtain premiums from the sale of derivative contracts; to realize gains from trading a derivative contract or to hedge against potential losses. There can be no assurance that the Fund’s use of derivative contracts will work as intended. Derivative investments made by the Fund that provide investment exposure to investments suggested by the Fund’s name are included within the Fund’s 80% policy and are calculated at notional value. The Fund will invest its assets so that at least 80% of its net assets (plus any borrowing for investment purposes) are invested in equity securities of emerging market countries. The Fund will notify shareholders at least 60 days in advance of any change in its investment policies. The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate and increase the Fund’s trading costs, which may have an adverse impact on the Fund’s performance. An active trading strategy will likely result in the Fund generating more short-term capital gains or losses. Short-term gains are generally taxed at a higher rate than long-term gains. Any short-term losses are used first to offset short-term gains.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund primarily invests in a portfolio of equity securities of issuers tied economically to emerging market countries (“emerging market issuers”). Emerging market issuers include companies meeting one or more of the following criteria: (i) the principal trading market for the issuer’s securities is in an emerging market country; (ii) the issuer derives at least 50% of its total revenue or profit from goods produced or sold and investments made or services performed in emerging market countries; (iii) the issuer has at least 50% of its assets in emerging market countries; or (iv) the company is organized under the laws of, or has a principal office in, an emerging market country.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Emerging market countries include any country designated as an emerging market country in any widely recognized index of emerging market or frontier market securities, such as the MSCI Emerging Markets Index, MSCI ACWI ex USA Index and the MSCI Frontier Markets Index. Emerging markets include frontier markets and most countries in the world other than Australia, Canada, Japan, New Zealand, the United Kingdom, the United States, most of the countries of Western Europe and Hong Kong. “Frontier markets” refers to the markets of smaller, less accessible, but still investable, countries of the developing world. The Fund may make significant investments in issuers located or doing business in a single country or geographic region. The Fund may invest in securities across all market capitalizations, and the Fund may invest a significant portion of its assets in companies of any one particular market capitalization category. Federated Global Investment Management Corp.’s (the “Adviser”) investment process seeks to identify companies with robust and sustainable growth rates, high-quality balance sheets and management teams with clearly defined growth strategies. In allocating the Fund’s assets across geographies, the Adviser uses its proprietary, multi-factor country allocation model to identify and score countries based on factors such as the economic and financial market conditions within each country, specifically economic growth projections, stock market valuation, risk position and stock market momentum. Next, the Adviser applies a bottom-up security selection screen, which scores all stocks with a particular market capitalization based on growth, profitability and momentum factors, to yield a pool of securities for further fundamental analysis and review. The Adviser’s portfolio construction process seeks to combine the best investment candidates within the Adviser’s recommended framework of country allocations and security selections. The Fund may invest in securities denominated in any currency, including U.S. dollars, other developed market currencies, such as the euro, yen and pound sterling, and the currencies of the emerging markets in which the Fund may invest. The Fund may use closed-end funds and derivative instruments to gain exposure to markets, a particular index, or a particular issuer or security. Derivative instruments include, but are not limited to, financial futures, as well as currency futures and currency forward contracts. The Fund typically does not seek to limit its foreign currency exposure, but the Adviser may determine in its discretion to seek to hedge some of its currency exposures back to the U.S. dollar. For example, the Fund may utilize currency forwards to seek to reduce the effect of changes in currency exchange rates on the Fund’s performance, where practical. The Fund may also use exchange-traded futures for the efficient management of cash flows and to gain exposure to the asset classes discussed above. The Fund’s investment strategy may involve, at times, investing a significant portion of its assets in one or more industries or sectors that the Adviser believes hold high potential. To the extent that the Fund focuses its investments in the securities of a particular issuer or companies in a particular country, group of countries, region, market, industry, group of industries, sector, or asset class. The Fund’s exposure to various risks may be heightened, including price volatility and adverse economic, market, political, or regulatory occurrences affecting that issuer, country, group of countries, region, market, industry, group of industries, sector, or asset class. The Fund’s investments in equity securities may include, for example, common and preferred stocks, American Depositary Receipts and Global Depositary Receipts, and other U.S. listings of foreign common stocks. The Fund may use closed-end funds and derivative instruments to gain exposure to markets, a particular index, or a particular issuer or security. The Fund may use derivative contracts to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative instruments in an attempt to benefit from changes in the value of the underlying investment(s), to obtain premiums from the sale of derivative contracts; to realize gains from trading a derivative contract or to hedge against potential losses. There can be no assurance that the Fund’s use of derivative contracts will work as intended. Derivative investments made by the Fund that provide investment exposure to investments suggested by the Fund’s name are included within the Fund’s 80% policy and are calculated at notional value. The Fund will invest its assets so that at least 80% of its net assets (plus any borrowing for investment purposes) are invested in equity securities of emerging market countries. The Fund will notify shareholders at least 60 days in advance of any change in its investment policies. The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate and increase the Fund’s trading costs, which may have an adverse impact on the Fund’s performance. An active trading strategy will likely result in the Fund generating more short-term capital gains or losses. Short-term gains are generally taxed at a higher rate than long-term gains. Any short-term losses are used first to offset short-term gains.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will invest its assets so that at least 80% of its net assets (plus any borrowing for investment purposes) are invested in equity securities of emerging market countries.
Class A and C Shares [Member] | Federated Hermes International Growth Fund
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund pursues its investment objective to provide long-term capital appreciation by investing primarily in a portfolio of equity securities that are tied economically to a number of countries throughout the world and typically invests in three or more countries outside of the United States (U.S.). The Fund has broad discretion to invest in equity securities of any market capitalization and issuers located or doing business throughout the world, including in both developed and developing or emerging markets. However, the Fund principally invests in companies with a market capitalization in excess of $500 million, and the Fund does not expect to make additional investments in developing or emerging markets if it would cause the Fund to have a greater than 10% overweight position to developing or emerging markets as compared to the exposure of the MSCI ACWI ex Growth USA Index to such markets. The Fund may make significant investments (e.g., more than 25% of the Fund’s portfolio) in issuers located or doing business in a single country. The Fund’s investments in equity securities may include, for example, common stocks, American Depositary Receipts or other U.S. listings of foreign common stocks. The Fund may use closed-end funds and derivative instruments to gain broad exposure to markets and/or a particular index. Derivative instruments include, but are not limited to, financial futures, as well as currency futures and currency forward contracts. For example, the Fund may use derivative contracts to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative instruments in an attempt to benefit from changes in the value of the underlying investment(s), to obtain premiums from the sale of derivative contracts, to realize gains from trading a derivative contract or to hedge against potential losses. There can be no assurance that the Fund’s use of derivatives contracts will work as intended. Federated Global Investment Management Corp.’s (the “Adviser”) investment process seeks to identify companies with robust and sustainable growth rates, high-quality balance sheets, and management teams with clearly defined growth strategies. In allocating the Fund’s assets, the Adviser also incorporates information on the economic and financial market conditions within each country. The Adviser’s proprietary quantitative model drives country allocation, while individual stocks are selected through a qualitative process that incorporates a multi-factor approach to find companies with sustainable growth characteristics. The Adviser seeks to control risk by seeking diversification across sectors and using both fundamental and statistical models to evaluate potential volatility. The Adviser’s portfolio construction process seeks to combine the best investment candidates within the Adviser’s recommended framework of country allocations. The Fund utilizes an active trading approach. The Adviser may choose to sell a holding when, for example, in the Adviser’s view, it no longer represents an attractive investment or to take advantage of what it considers to be a better investment opportunity.Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in growth investments.Growth investments are defined as securities that are either within the MSCI ACWI ex USA Growth Index or with earnings growth characteristics within the range of companies in the MSCI ACWI ex USA Growth Index.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Growth investments are defined as securities that are either within the MSCI ACWI ex USA Growth Index or with earnings growth characteristics within the range of companies in the MSCI ACWI ex USA Growth Index.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund pursues its investment objective to provide long-term capital appreciation by investing primarily in a portfolio of equity securities that are tied economically to a number of countries throughout the world and typically invests in three or more countries outside of the United States (U.S.). The Fund has broad discretion to invest in equity securities of any market capitalization and issuers located or doing business throughout the world, including in both developed and developing or emerging markets. However, the Fund principally invests in companies with a market capitalization in excess of $500 million, and the Fund does not expect to make additional investments in developing or emerging markets if it would cause the Fund to have a greater than 10% overweight position to developing or emerging markets as compared to the exposure of the MSCI ACWI ex Growth USA Index to such markets. The Fund may make significant investments (e.g., more than 25% of the Fund’s portfolio) in issuers located or doing business in a single country. The Fund’s investments in equity securities may include, for example, common stocks, American Depositary Receipts or other U.S. listings of foreign common stocks. The Fund may use closed-end funds and derivative instruments to gain broad exposure to markets and/or a particular index. Derivative instruments include, but are not limited to, financial futures, as well as currency futures and currency forward contracts. For example, the Fund may use derivative contracts to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative instruments in an attempt to benefit from changes in the value of the underlying investment(s), to obtain premiums from the sale of derivative contracts, to realize gains from trading a derivative contract or to hedge against potential losses. There can be no assurance that the Fund’s use of derivatives contracts will work as intended. Federated Global Investment Management Corp.’s (the “Adviser”) investment process seeks to identify companies with robust and sustainable growth rates, high-quality balance sheets, and management teams with clearly defined growth strategies. In allocating the Fund’s assets, the Adviser also incorporates information on the economic and financial market conditions within each country. The Adviser’s proprietary quantitative model drives country allocation, while individual stocks are selected through a qualitative process that incorporates a multi-factor approach to find companies with sustainable growth characteristics. The Adviser seeks to control risk by seeking diversification across sectors and using both fundamental and statistical models to evaluate potential volatility. The Adviser’s portfolio construction process seeks to combine the best investment candidates within the Adviser’s recommended framework of country allocations. The Fund utilizes an active trading approach. The Adviser may choose to sell a holding when, for example, in the Adviser’s view, it no longer represents an attractive investment or to take advantage of what it considers to be a better investment opportunity.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in growth investments.